Consolidated Balance Sheets - USD ($)	Nov. 30, 2018	Aug. 31, 2018	Aug. 31, 2017
Current Assets
Cash and cash equivalents	$ 115,074	$ 337,424	$ 572,775
Prepaid expenses and deposits	46,346	36,884	1,500
Other receivable	3,462	22,127
Total Current Assets	164,882	396,435	574,275
Equipment, net of accumulated depreciation of $344 and $282, respectively	481	563
TOTAL ASSETS	165,363	396,998	574,275
Current Liabilities
Accounts payable and accrued liabilities	634,699	529,272	28,576
Due to related party	5,828	2,700	862
Total Current Liabilities	640,527	531,972	29,438
STOCKHOLDERS' DEFICIT
Preferred Stock, par value $0.001, 50,000,000 shares authorized, 0 and 0 shares issued and outstanding as of November 30, 2018 and August 31, 2018, respectively
Common Stock, par value $0.001, 150,000,000 shares authorized, 14,230,020 and 14,002,293 shares issued and outstanding as of November 30, 2018 and August 31, 2018, respectively	14,230	14,002	11,327
Additional paid-in capital	2,713,481	2,501,884	827,942
Accumulated deficit	(3,195,483)	(2,638,580)	(295,089)
Accumulated other comprehensive loss	(7,392)	(12,280)	657
Total Stockholders' Deficit	(475,164)	(134,974)	544,837
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 165,363	$ 396,998	$ 574,275